Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL (Detail) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Assets [Abstract]
Foreign Currency Forwards		$ 2,813,384	$ 4,069,007
Interest Rate Swaps		3,098
Put Options - Prisma Medios de Pago S.A	[1]	0	1,784,130
TOTAL		$ 2,816,482	$ 5,853,137

[1]	On October 1, 2021, the Bank, together with the other Class B Shareholders, gave notice with respect to the exercise of the put option and therefore started the procedure to sell 49% of the capital stock in Prisma Medios of Pago S.A. (see Note 9.3).